Introduction	12 Months Ended
Dec. 31, 2023
Disclosure Of Introduction [Abstract]
Introduction

1 Introduction

The consolidated financial statements of the Natuzzi S.p.A. as at December 31, 2023 and 2022 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), including interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS.

Natuzzi S.p.A., as SEC Registrant, has also presented the consolidated statements of profit or loss, comprehensive income, changes in equity and cash flows for the year ended December 31, 2021.

During 2023, 2022 and 2021 no significant non-recurring events or unusual transactions have occurred. All transactions performed by the Group during 2023, 2022 and 2021 are part of the Group’s ordinary business.